INCOME TAXES - Significant components of income taxes, continuing operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
U.S.	$ (14.9)	$ 10.0	$ 7.4
Non - U.S.	16.8	32.9	50.8
State	0.0	0.0	0.1
Current expense (benefit)	1.9	42.9	58.3
Deferred:
U.S.	(1.2)	(20.9)	(6.3)
Non - U.S.	25.9	(17.0)	12.4
Deferred provision (benefit)	24.7	(37.9)	6.1
Total provision (benefit)	$ 26.6	$ 5.0	$ 64.4